Mineral Properties and Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mineral Properties and Interest
Mineral properties and interest	$ 72,519,373	$ 72,204,334
Percentage of net smelter returns royalty	1.70%
Annual payments due under option agreements	$ 180,000